Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 300	$ 2,900
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	33,961	6,394
Financial liabilities	404	5,914
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	2,927
Financial liabilities, at fair value	0	2,927
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	2,927
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	404	2,987
Financial liabilities, at fair value	404	2,987
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	404	2,987
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,309
Financial assets, at fair value	1,309
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,309
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	32,652	6,392
Financial assets, at fair value	32,652	6,392
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	32,652	6,392
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Cap options
Disclosure of financial assets and liabilities [Line Items]
Financial assets		2
Financial assets, at fair value		2
Measured at fair value | Cap options | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Cap options | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		2
Measured at fair value | Cap options | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	404	5,914
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	2,927
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	404	2,987
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	33,961	6,394
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,309
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	32,652	6,392
Measured at fair value | Hedging instruments | Cap options
Disclosure of financial assets and liabilities [Line Items]
Financial assets		2
Measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	522,255	415,416
Financial liabilities	1,769,159	1,789,002
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,333,184	1,205,148
Financial liabilities, at fair value	1,356,270	1,234,739
Not measured at fair value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,356,270	1,234,739
Not measured at fair value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	197,556	263,920
Financial liabilities, at fair value	194,480	263,308
Not measured at fair value | Unsecured other notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	194,480	68,722
Not measured at fair value | Unsecured other notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	194,586
Not measured at fair value | Unsecured other notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	136,862	204,061
Financial liabilities, at fair value	136,862	204,061
Not measured at fair value | Other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	136,862	204,061
Not measured at fair value | Other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	28,679	39,051
Financial liabilities, at fair value	26,778	36,913
Not measured at fair value | Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	26,778	36,913
Not measured at fair value | Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	72,878	76,319
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	503
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	13,880	44,669
Financial assets, at fair value	13,789	42,150
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	13,789	42,150
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,854	4,578
Financial assets, at fair value	2,268	3,816
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,268	3,816
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	325,592	213,641
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	179,929	152,528
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,769,159	1,789,002
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,333,184	1,205,148
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	197,556	263,920
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	136,862	204,061
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	28,679	39,051
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	72,878	76,319
Not measured at fair value | Other financial liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	503
Not measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	522,255	415,416
Not measured at fair value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	13,880	44,669
Not measured at fair value | Financial assets at amortised cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,854	4,578
Not measured at fair value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	325,592	213,641
Not measured at fair value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 179,929	$ 152,528